RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Abstract]
Accounts payable	$ 10,410	$ 7,572
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Board Member [Member]
Related Party Transaction [Abstract]
Operating costs	$ 1,800	$ 1,400	$ 1,300
Costs and expenses, related party	100	100	$ 200
Accounts payable	$ 0	$ 0